Other Payables and Accruals (Huale Group Co.Limited)	6 Months Ended
Jun. 30, 2020
Other Payables and Accruals
7.	Other payables and Accruals

	June 30, 2020	December 31, 2019
	(Unaudited)	(Audited)
	$	$
Accrued payroll and welfare payable	10,383	10,820
VAT and other taxes payable	21	557
Others (a)	361,990	284,241
	372,394	295,618

(a) Others primarily consist of rental payable.

Huale Group Co. Limited [Member]
Other Payables and Accruals
7.	Other payables and Accruals

	June 30, 2020	December 31, 2019
	(Unaudited)	(Audited)
	$	$
Accrued payroll and welfare payable	10,383	10,820
VAT and other taxes payable	21	557
Others (a)	361,990	284,241
	372,394	295,618

(a) Others primarily consist of rental payable.